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                                                     VAN KAMPEN AMERICAN CAPITAL

JULY 21, 1997 SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION

                    Statement of Additional Information dated April 30, 1997 VKAC U.S. Government Fund
                    VKAC Insured Tax Free Income Fund
                    VKAC California Insured Tax Free Fund
                    VKAC Tax Free High Income Fund
                    VKAC Municipal Income Fund
                    VKAC Intermediate Term Municipal Income Fund
                    VKAC Florida Insured Tax Free Income Fund
                    VKAC New Jersey Tax Free Income Fund
                    VKAC New York Tax Free Income Fund
                    VKAC Pennsylvania Tax Free Income Fund

                    Statement of Additional Information dated April 25, 1997 VKAC Foreign Securities Fund

     The section of the Statement of Additional Information entitled the Trustees and Officers is hereby supplemented by adding Richard M. DeMartini and Don G. Powell, effective May 31, 1997, as Trustees of the Fund.

     Mr. DeMartini is President and Chief Operating Officer, Dean Witter Capital, a division of Dean Witter Reynolds Inc. Mr. DeMartini is a Director of InterCapital Funds, Dean Witter Distributors, Inc. and Dean Witter Trust Company. Trustee of the TCW/DW Funds. Director of the National Healthcare Resources, Inc. Formerly Vice Chairman of the Board of the National Association of Securities Dealers, Inc. and Chairman of the Board of The Nasdaq Stock Market, Inc. Trustee of each of the funds in the Fund Complex. Mr. DeMartini's principal business address is Two World Trade Center, 66th Floor, New York, NY 10048, and his date of birth is 10/12/52.

     Mr. Don G. Powell is currently Chairman and a Director of Van Kampen American Capital, Inc., VK/AC Holding, Inc., Van Kampen American Capital Distributors, Inc., Van Kampen American Capital Investment Advisory Corp., Van Kampen American Capital Asset Management, Inc., Van Kampen American Capital Management, Inc., Van Kampen American Capital Advisors, Inc., ACCESS Investor Services, Inc., Van Kampen American Capital Recordkeeping Services, Inc., Van Kampen American Capital Trust Company and Van Kampen American Capital Exchange Corporation. Prior to April 15, 1997, Chairman and a Director of Van Kampen American Capital Services, Inc. Prior to November 1996, President, Chief Executive Officer and a Director of VK/AC Holding, Inc. Chairman of the Board of Governors and the Executive Committee of the Investment Company Institute. Prior to July of 1996, President, Chief Executive Officer and a Trustee/Director of the funds in the Fund Complex, open-end investment companies advised by Van Kampen American Capital Management, Inc. and closed-end investment companies advised by Van Kampen American Capital Investment Advisory Corp. Mr. Powell's principal business address is 2800 Post Oak Blvd., 45th Floor, Houston, TX 77056, and his date of birth is 10/19/39.

     Dennis J. McDonnell resigned as a Trustee of the Fund, effective May 31, 1997.